Financial liabilities - Disclosure of composition of debt instruments excluding promissory notes (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	€ 269,438	€ 253,893	€ 244,891	€ 252,765
Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	30,911	28,859	€ 30,951	€ 35,461
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	348,067	324,390
Debt instruments | Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	269,438	253,893
Debt instruments | Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	30,911	28,859
Debt instruments | Promissory notes and other securities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 47,718	€ 41,638